TRANSAMERICA SERIES TRUST

Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010 and to the Summary Prospectus for each Portfolio listed below dated May 1, 2010

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Transamerica Asset Allocation – Conservative VP
Transamerica Asset Allocation – Growth VP
Transamerica Asset Allocation – Moderate Growth VP
Transamerica Asset Allocation – Moderate VP
Transamerica International Moderate Growth VP

The following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management - Portfolio Construction Team”:

Portfolio Construction Team:
     Jon Hale, CFA, Co-Portfolio Manager since 2006
     Hal Ratner, Co-Portfolio Manager since 2010
     Michael Stout, CFA, Co-Portfolio Manager since 2006
     Dan McNeela, CFA, Co-Portfolio Manager since 2010

The following replaces the information in the Prospectus under the section entitled “Shareholder Information - Portfolio Construction Team”:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Jon Hale, CFA/2006	Co-Portfolio Manager	Morningstar	Managing Investment Consultant
Hal Ratner/2010	Co-Portfolio Manager	Morningstar	Senior Consultant
Michael Stout, CFA/2006	Co-Portfolio Manager	Morningstar	Senior Consultant
Dan McNeela, CFA/2010	Co-Portfolio Manager	Morningstar	Senior Consultant

Prior to joining the Portfolio Construction Team, Mr. Hale and Mr. Stout served as asset allocation consultants since the portfolio’s inception; Mr. Ratner served as an asset allocation consultant since 2003; and Mr. McNeela served as an asset allocation consultant since 2009.

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Transamerica JPMorgan Enhanced Index VP

The following is added to the information in the Prospectus and Summary Prospectus under the section entitled “Management - Portfolio Managers”:

     Scott Blasdell, Portfolio Manager since 2010

The following is added to the information in the Prospectus under the section entitled “Shareholder Information - Portfolio Managers – Transamerica JPMorgan Enhanced Index VP”:

Name/Year Joined Portfolio	Role	Employer	Positions Over Past Five Years
Scott Blasdell/2010	Portfolio Manager	JPMorgan	Portfolio Manager

Investors Should Retain this Supplement for Future Reference